AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 10, 2015

1933 ACT FILE NO. 333-82833
1940 ACT FILE NO. 811-09445

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	32	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	34	☒

(Check appropriate box or boxes.)

MARKETOCRACY FUNDS
 (Exact Name of Registrant as Specified in Charter)

P.O. Box 23791
San Jose, CA 95153

(Address and Zip Code of Principal Executive Offices)

                              877-462-4180
Registrant's Telephone Number, including Area Code

Kendrick W. Kam
Marketocracy Capital Management LLC
P.O. Box 23791
               San Jose, CA 95153

(Name and Address of Agent for Service)

 Copies of all communications to:
Roy W. Adams, Jr.
Attorney At Law
370 Park St., Suite 2
Moraga, CA 94556

It is proposed that this filing will become effective (check appropriate box)
[x]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 32 to the Registration Statement of Marketocracy Funds on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 31 filed on October 28, 2015.  This PEA No. 32 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 31 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 32 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California on November 10, 2015.

MARKETOCRACY FUNDS By: /s/Kendrick W. Kam Kendrick W. Kam, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Kendrick W. Kam Kendrick W. Kam	President, Treasurer and Trustee	November 10, 2015
/s/ Thomas M. Shannon* Thomas M. Shannon	Trustee	November 10, 2015
/s/ Judi Lum Judi Lum	Trustee	November 10, 2015

* By  /s/Kendrick W. Kam
Kendrick W. Kam
Signed as attorney-in-fact pursuant to
a Power of Attorney filed October 21, 2009.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE